Securities Financing Activities	3 Months Ended
Mar. 31, 2011
Securities Financing Activities [Abstract]
SECURITIES FINANCING ACTIVITIES
NOTE 12 — SECURITIES FINANCING ACTIVITIES
For a discussion of accounting policies relating to securities financing activities, see Note 13 on page 219 of JPMorgan Chase’s 2010 Annual Report. For further information regarding securities borrowed and securities lending agreements for which the fair value option has been elected, see Note 4 on pages 105–106 of this Form 10-Q.
The following table details the Firm’s securities financing agreements, all of which are accounted for as collateralized financings during the periods presented.

(in millions)	March 31, 2011	December 31, 2010

Securities purchased under resale agreements(a)	$216,988	$222,302
Securities borrowed(b)	119,000	123,587

Securities sold under repurchase agreements(c)	$259,147	$262,722
Securities loaned	23,124	10,592

(a)	At March 31, 2011, and December 31, 2010, included resale agreements of $20.0 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At March 31, 2011, and December 31, 2010, included securities borrowed of $15.3 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At March 31, 2011, and December 31, 2010, included repurchase agreements of $6.2 billion and $4.1 billion, respectively, accounted for at fair value.
The amounts reported in the table above were reduced by $125.3 billion and $112.7 billion at March 31, 2011, and December 31, 2010, respectively, as a result of agreements in effect that meet the specified conditions for net presentation under applicable accounting guidance.
For further information regarding assets pledged and collateral received in securities financing agreements, see Note 22 on page 160 of this Form 10-Q.